Related Parties	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Related Parties
Related Parties
Since Prosper’s inception, it has engaged in various transactions with its directors, executive officers and holders of more than 10% of its voting securities, and immediate family members and other affiliates of its directors, executive officers and 10% stockholders. Prosper believes that all of the transactions described below were made on terms no less favorable to Prosper than could have been obtained from unaffiliated third parties.
Prosper’s executive officers, directors who are not executive officers and certain affiliates participate on Prosper’s marketplace by purchasing Notes. The aggregate amount of the Notes purchased and the income earned by parties deemed to be affiliates and related parties of Prosper as of December 31, 2017 and 2016 are summarized below (in thousands):

Related Party	Aggregate Amount of Notes Purchased		Interest Earned on Notes
	2017	2016	2017	2016
Executive officers and management	$29	$1,065	$109	$225
Directors	366	508	40	34
Total	$395	$1,573	$149	$259

Related Party	Notes balance as of December 31,
	2017	2016
Executive officers and management	$38	$1,620
Directors	553	537
	$591	$2,157

Prosper Funding LLC
Entity Information [Line Items]
Related Parties
Related Parties
Since inception, Prosper Funding has engaged in various transactions with its directors and executive officers, sole member, and immediate family members and other affiliates of its directors, executive officers and sole member. Prosper Funding believes that all of the transactions described below were made on terms no less favorable to Prosper Funding than could have been obtained from unaffiliated third parties.
Prosper Funding’s executive officers, directors who are not executive officers and certain affiliates participate on Prosper Funding’s lending platform by placing bids and purchasing Notes. The aggregate amount of the Notes purchased and the income earned by parties deemed to be affiliates and related parties of Prosper Funding as of December 31, 2017 and 2016 are summarized below (in thousands):

	Aggregate Amount of		Interest Earned on
Related Party	Notes Purchased		Notes
	2017	2016	2017	2016
Executive officers and management	$29	$1,065	$109	$225
Directors	—	—	—	—
Total	$29	$1,065	$109	$225

Related Party	Notes balance as of December 31,
	2017	2016
Executive officers and management	$38	$1,620
Directors	—	—
Total	$38	$1,620